Costs and expenses by nature: (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mexico [Member]
Costs and expenses by nature line item [Line Items]
Consideration for the concessions	$ 406,733
Airplan [Member]
Costs and expenses by nature line item [Line Items]
Consideration for the concessions		$ 56,005
Aerostar [Member]
Costs and expenses by nature line item [Line Items]
Consideration for the concessions			$ 5,957